Supplemental Cash Flow Information (Details) - Schedule of Non-Cash Investing Activities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Non-Cash Investing Activities [Abstract]
Satellite, property and other equipment	$ (5,921)	$ 3,187	$ 10,406
Intangible assets	3,204
C-band clearing proceeds			$ (64,289)